Loans Due From Third Parties (Details) - Schedule of loans due from third parties - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Schedule of loans due from third parties [Abstract]
Loans due from third parties	[1]	$ 5,952,223
Loans from direct loan customers	[2]	4,870,838	4,934,861
Less: allowance for doubtful accounts		(4,870,838)	(2,680,077)
Total		$ 5,952,223	$ 2,254,784

[1]	As of December 31, 2019, the balance of loans due from third parties was mainly comprised of loans of $3,157,292 and $2,776,982 due from two third parties, and a non-interest bearing loan of $17,949 due from one third party. The two loans are due on December 31, 2020 and September 24, 2020, respectively. Both loans were fully pledged with the customer's outstanding trade receivable and charges an interest rate of 8% from customers.
[2]	All loans from direct loan customers are short-term loans that the Company has made to both business and individual customers. As of December 31, 2019 and 2018, the Company had four business loan customers, and two personal loan customers, respectively. All loans are guaranteed by third parties. Allowance for doubtful accounts is estimated on a quarterly basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.